Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$606,166.46

Principal:
Principal Collections	$8,575,171.03
Prepayments in Full	$3,518,478.85
Liquidation Proceeds	$183,286.96
Recoveries	$41,619.72
Sub Total	$12,318,556.56
Collections	$12,924,723.02

Purchase Amounts:
Purchase Amounts Related to Principal	$246,044.37
Purchase Amounts Related to Interest	$1,295.04
Sub Total	$247,339.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,172,062.43

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,172,062.43
Servicing Fee	$139,159.90	$139,159.90	$0.00	$0.00	$13,032,902.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,032,902.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,032,902.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,032,902.53
Interest - Class A-4 Notes	$46,312.90	$46,312.90	$0.00	$0.00	$12,986,589.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,986,589.63
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$12,948,764.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,948,764.21
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$12,918,946.21
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,918,946.21
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$12,878,165.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,878,165.71
Regular Principal Payment	$12,269,000.94	$12,269,000.94	$0.00	$0.00	$609,164.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$609,164.77
Residual Released to Depositor	$0.00	$609,164.77	$0.00	$0.00	$0.00
Total		$13,172,062.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,269,000.94
Total					$12,269,000.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,269,000.94	$114.82	$46,312.90	$0.43	$12,315,313.84	$115.25
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$12,269,000.94	$9.14	$154,736.82	$0.12	$12,423,737.76	$9.26

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$71,250,615.37	0.6668284	$58,981,614.43	0.5520039
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$163,340,615.37	0.1217107	$151,071,614.43	0.1125686

Pool Information
Weighted Average APR	4.315%	4.335%
Weighted Average Remaining Term	22.42	21.65
Number of Receivables Outstanding	18,600	17,950
Pool Balance	$166,991,881.63	$154,365,554.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,340,615.37	$151,071,614.43
Pool Factor	0.1233863	0.1140570

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$3,293,940.24
Targeted Overcollateralization Amount	$3,293,940.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,293,940.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$103,345.75
(Recoveries)		107	$41,619.72
Net Loss for Current Collection Period			$61,726.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4436%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.0585%
Second Preceding Collection Period			0.3633%
Preceding Collection Period			0.2428%
Current Collection Period			0.4610%
Four Month Average (Current and Preceding Three Collection Periods)			0.2814%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,479	$8,670,108.34
(Cumulative Recoveries)			$1,471,150.11
Cumulative Net Loss for All Collection Periods			$7,198,958.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5319%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,935.72
Average Net Loss for Receivables that have experienced a Realized Loss			$1,607.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.60%	319	$4,011,863.28
61-90 Days Delinquent	0.23%	32	$360,287.31
91-120 Days Delinquent	0.10%	10	$160,218.26
Over 120 Days Delinquent	0.44%	48	$679,831.39
Total Delinquent Receivables	3.38%	409	$5,212,200.24

Repossession Inventory:
Repossessed in the Current Collection Period		15	$274,272.75
Total Repossessed Inventory		17	$294,341.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4399%
Preceding Collection Period			0.5430%
Current Collection Period			0.5014%
Three Month Average			0.4948%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer